Group assets and liabilities - measurement - Investment properties (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Group assets and liabilities - measurement
Investment properties at fair value	£ 508,645	£ 493,941
Investment properties | At fair value
Group assets and liabilities - measurement
Investment properties at fair value	17,925	16,497
Level 3 | Investment properties | At fair value
Group assets and liabilities - measurement
Investment properties at fair value	£ 17,925	£ 16,497	£ 14,646